ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended
Mar. 31, 2024
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Qilian International, its subsidiaries, the VIE and VIE’s subsidiaries (the “Company,” “we,” “us,” “our,” and “QLS”) are principally engaged in the development, manufacture, marketing, and sale of licorice products, oxytetracycline products, traditional Chinese medicine derivatives (“TCMD”) product, heparin product, sausage casings, and fertilizers.